Schedule of Investments (unaudited)	iShares® MSCI Germany ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
MTU Aero Engines AG	59,782	$12,605,818
Rheinmetall AG	48,648	9,942,437
		22,548,255
Air Freight & Logistics — 3.3%
Deutsche Post AG, Registered	1,112,060	44,424,839

Airlines — 0.4%
Deutsche Lufthansa AG, Registered(a)	676,671	5,455,369

Auto Components — 0.5%
Continental AG	122,452	7,410,822

Automobiles — 7.5%
Bayerische Motoren Werke AG	371,455	33,727,610
Mercedes-Benz Group AG	900,173	61,160,632
Volkswagen AG	33,162	6,401,852
		101,290,094
Banks — 0.7%
Commerzbank AG(a)	1,190,856	9,974,736

Capital Markets — 4.7%
Deutsche Bank AG, Registered	2,318,675	24,643,640
Deutsche Boerse AG	213,162	39,173,729
		63,817,369
Chemicals — 6.1%
BASF SE.	1,030,423	52,464,395
Covestro AG(b)	215,709	8,668,956
Evonik Industries AG	237,385	4,679,325
Symrise AG	149,132	17,103,760
		82,916,436
Construction Materials — 0.7%
HeidelbergCement AG	161,578	8,859,114

Diversified Telecommunication Services — 5.9%
Deutsche Telekom AG, Registered	3,636,237	73,970,998
Telefonica Deutschland Holding AG	1,178,533	2,818,756
United Internet AG, Registered.	109,815	2,334,627
		79,124,381
Electrical Equipment — 0.6%
Siemens Energy AG(a)(c)	489,243	8,217,306

Food & Staples Retailing — 0.3%
HelloFresh SE(a)	187,083	4,633,109

Health Care Equipment & Supplies — 1.7%
Carl Zeiss Meditec AG, Bearer	45,187	6,160,567
Siemens Healthineers AG(b)	315,473	16,814,263
		22,974,830
Health Care Providers & Services — 1.5%
Fresenius Medical Care AG & Co. KGaA	230,624	7,213,163
Fresenius SE & Co. KGaA	474,051	13,208,382
		20,421,545
Household Products — 0.6%
Henkel AG & Co. KGaA	116,974	7,782,198

Independent Power and Renewable Electricity Producers — 2.4%
RWEAG	720,707	31,726,223
Uniper SE	40,081	184,138
		31,910,361
Security	Shares	Value

Industrial Conglomerates — 8.8%
Siemens AG, Registered	858,238	$119,024,549

Insurance — 11.9%
Allianz SE, Registered	458,244	97,817,444
Hannover Rueck SE	67,456	12,805,157
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	157,177	49,645,336
		160,267,937
Interactive Media & Services — 0.4%
Scout24 SE(b)	88,953	4,882,460

Internet & Direct Marketing Retail — 1.2%
Delivery Hero SE(a)(b)	191,039	8,362,288
Zalando SE(a)(b)(c)	251,352	7,905,729
		16,268,017
IT Services — 0.3%
Bechtle AG	92,735	3,381,734

Life Sciences Tools & Services — 0.9%
QIAGEN NV(a)	255,871	12,774,412

Machinery — 2.4%
Daimler Truck Holding AG(a)	508,528	16,762,430
GEA Group AG	169,997	6,951,380
Knorr-Bremse AG	82,129	4,681,726
Rational AG	5,806	3,647,933
		32,043,469
Multi-Utilities — 1.8%
E.ON SE	2,518,800	24,149,113

Personal Products — 0.9%
Beiersdorf AG	112,765	12,263,566

Pharmaceuticals — 6.7%
Bayer AG, Registered	1,102,163	63,966,125
Merck KGaA	144,999	26,565,994
		90,532,119
Real Estate Management & Development — 2.1%
Aroundtown SA	1,130,964	2,741,423
LEG Immobilien SE	83,216	5,339,419
Vonovia SE	803,975	19,969,855
		28,050,697
Semiconductors & Semiconductor Equipment — 3.6%
Infineon Technologies AG	1,465,091	49,213,064

Software — 9.9%
Nemetschek SE	65,383	3,267,686
SAP SE	1,171,504	129,986,135
		133,253,821
Textiles, Apparel & Luxury Goods — 2.3%
adidas AG	193,966	25,003,759
Puma SE	117,378	6,074,741
		31,078,500
Trading Companies & Distributors — 0.8%
Brenntag SE	172,841	10,989,390

Total Common Stocks — 92.6%
(Cost: $1,882,142,913)		1,249,933,612

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobiles — 4.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	67,312	$5,840,929
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	128,008	14,492,718
Porsche Automobil Holding SE, Preference Shares, NVS	171,304	10,529,831
Volkswagen AG, Preference Shares, NVS	208,210	30,754,836
		61,618,314
Household Products — 1.0%
Henkel AG & Co. KGaA, Preference Shares, NVS	199,310	14,255,913

Life Sciences Tools & Services — 0.8%
Sartorius AG, Preference Shares, NVS	27,229	10,236,925

Total Preferred Stocks — 6.4%
(Cost: $122,836,879)		86,111,152
Total Long-Term Investments — 99.0%
(Cost: $2,004,979,792)		1,336,044,764

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	4,758,837	4,759,313
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	980,000	$980,000

Total Short-Term Securities — 0.4%
(Cost: $5,738,262)		5,739,313

Total Investments — 99.4%
(Cost: $2,010,718,054)		1,341,784,077

Other Assets Less Liabilities — 0.6%		8,180,077

Net Assets — 100.0%		$1,349,964,154

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,462,684	$—		$(3,702,981	)(a)	$1,390	$(1,780)	$4,759,313	4,758,837	$15,209	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	920,000	60,000	(a)	—		—	—	980,000	980,000	4,580		—
						$1,390	$(1,780)	$5,739,313		$19,789		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	37	12/16/22	$14,044	$1,322,545

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$1,249,933,612	$—	$1,249,933,612
Preferred Stocks	14,492,718	71,618,434	—	86,111,152
Money Market Funds	5,739,313	—	—	5,739,313
	$20,232,031	$1,321,552,046	$—	$1,341,784,077

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,322,545	$—	$1,322,545

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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